Borrowings - Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current
Non-current portion of non-current notes and debentures issued	$ 497,455	$ 497,009
Non-current	705,487	813,464
Current
Current notes and debentures issued and current portion of non-current notes and debentures issued	8,250	8,250
Current	112,164	157,626
Borrowings	817,651	971,090	$ 968,280
Bank borrowings
Non-current
Non-current	208,032	316,455
Current
Current	92,146	98,929
Bank overdrafts
Current
Current	$ 11,768	$ 50,447